January 19, 2022

U.S. Securities and Exchange Commission	via electronic filing
100 F Street, N.E.
Washington, D.C. 20549

Re:	Vanguard Valley Forge Funds (the “Trust”)
File Nos. 33-48863 and 811-58431
Rule 485(a) filing

Commissioners:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 78/80 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The purpose of the Amendment is to register shares of the Vanguard Baillie Gifford Global Positive Impact Stock Fund, a new series of the Registrant (the “Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

If you have any questions or comments, please contact me at 484-618-9535 or laura_bautista@vanguard.com.  Thank you for your time and consideration.

Sincerely,

/s/ Laura A. Bautista
Laura A. Bautista
Assistant General Counsel
Office of the General Counsel

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission